Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 2,594	$ 803
Securities loaned	227	111
Gross amount of recognized liabilities for repurchase agreements and securities loaned	2,821	914
Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,179	773
Securities loaned	227	111
Gross amount of recognized liabilities for repurchase agreements and securities loaned	1,406	884
Less Than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		30
Gross amount of recognized liabilities for repurchase agreements and securities loaned		30
30-89 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	945
Gross amount of recognized liabilities for repurchase agreements and securities loaned	945
Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	470
Gross amount of recognized liabilities for repurchase agreements and securities loaned	470
U.S. Treasury and Agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	134	25
U.S. Treasury and Agencies [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	134	25
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,980	674
Residential Mortgage-Backed Securities [Member] | Overnight and Continuous [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	565	644
Residential Mortgage-Backed Securities [Member] | Less Than 30 Days [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		30
Residential Mortgage-Backed Securities [Member] | 30-89 Days [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	945
Residential Mortgage-Backed Securities [Member] | Greater than 90 Days [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	470
Corporate Debt Securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	480	104
Securities loaned	227	111
Corporate Debt Securities [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	480	104
Securities loaned	$ 227	$ 111